Investments in affiliates and joint ventures - Accounts Payable and Receivables from Joint Ventures and Affiliates (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Accounts receivable	$ 166,070	$ 97,855
Contract assets	4,135	35,027
Other assets	9,845	7,144
Accounts payable	110,750	146,190
Accrued liabilities	77,908	72,225
Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Accounts receivable	73,928	41,157
Contract assets	2,619	12,019
Other assets	112	350
Accounts payable	12,660	3,203
Accrued liabilities	$ 9,070	$ 11,884